Short Term-Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of short-term borrowed funds
Short-term borrowed funds, balance at year end	$ 18,690	$ 20,791
Short-term borrowed funds, weighted average rates at year end	1.84%	1.64%
Short-term borrowed funds, average balance during year	19,001	24,248
Short-term borrowed funds, weighted average rate during year	1.85%	1.53%
Federal Funds Purchased [Member]
Summary of short-term borrowed funds
Short-term borrowed funds, average balance during year	5	4
Short-term borrowed funds, weighted average rate during year	0.80%	0.74%
Short-term borrowed funds, maximum month-end balance
Master notes and other short term borrowing [Member]
Summary of short-term borrowed funds
Short-term borrowed funds, balance at year end	6,180	7,732
Short-term borrowed funds, weighted average rates at year end	0.92%	0.94%
Short-term borrowed funds, average balance during year	7,464	9,556
Short-term borrowed funds, weighted average rate during year	0.90%	1.13%
Short-term borrowed funds, maximum month-end balance	7,491	11,110
Notes payable [Member]
Summary of short-term borrowed funds
Short-term borrowed funds, balance at year end	10	59
Short-term borrowed funds, weighted average rates at year end	6.00%	3.80%
Short-term borrowed funds, average balance during year	29	59
Short-term borrowed funds, weighted average rate during year	4.37%	3.82%
Short-term borrowed funds, maximum month-end balance	59	59
Short-term advances from FHLB [Member]
Summary of short-term borrowed funds
Short-term borrowed funds, balance at year end	12,500	13,000
Short-term borrowed funds, weighted average rates at year end	2.30%	2.04%
Short-term borrowed funds, average balance during year	11,503	14,629
Short-term borrowed funds, weighted average rate during year	2.46%	1.78%
Short-term borrowed funds, maximum month-end balance	$ 13,500	$ 20,450